EMPLOYEE BENEFIT PLANS (Details 10)	Dec. 31, 2018	Dec. 31, 2017
Colombia [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate	6.90%	6.60%
Rate of wage increase	5.70%	7.00%
Projected inflation	3.40%	4.00%
Bancolombia Panama [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate	4.00%	3.00%
Rate of wage increase	2.00%	3.00%
Projected inflation	1.00%	2.00%
Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate	4.00%	3.00%
Rate of wage increase	2.30%	2.10%
Projected inflation	3.00%	3.00%
EL SALVADOR [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate	4.10%	3.60%
Rate of wage increase	2.50%	2.50%
Projected inflation	1.50%	1.50%
Guatemala [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%